Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	As at December 31, 2017, the Company had the following commitments:
	Total	Less than 1 year	1 - 3 years	3-5 years	More than 5 years
Lease commitments	$573	$115	$235	$224	$-